Income Taxes (Period Available To Offset Future Taxable Income) (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Income Taxes [Line Items]
Within 5 years	¥ 101,082
6 to 20 years	456,556
Indefinite periods	119,818
Total	¥ 677,456